Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2020
Registrant Name	dei_EntityRegistrantName	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000909466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2020
Prospectus Date	rr_ProspectusDate	Sep. 04, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A